ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS (Tables)	6 Months Ended
Dec. 31, 2024
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Summary of fair value measurement inputs under black-scholes model

	December 31,	June 30,
Input	2024	2024
Number of warrants	$47,963	$47,963
Share price	$2.09	$0.02
Risk-free interest rate	4.25%	4.62%
Volatility	115%	105%
Exercise price	$112.32	$112.32
Warrant life	1.96 years	2.46 years

Summary of liabilities measured at fair value on recurring basis

		Quoted Prices In	Significant Other	Significant Other
	June 30,	Active Markets	Observable Inputs	Unobservable Inputs
Description	2024	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Warrant liability - non-current	$959	$—	$—	$959

		Quoted Prices In	Significant Other	Significant Other
	December 31,	Active Markets	Observable Inputs	Unobservable Inputs
Description	2024	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Warrant liability - non-current	$2,398	$—	$—	$2,398

Summary of company warrants activities and status of warrants

		Weighted	Average
		Average	Remaining
		Exercise Price	Period
Warrants	Warrants*	Per Share*	(Years)
Outstanding as of June 30, 2023	1,045,367	$18.90	4.40
Issued	—	—	—
Redeemed	(997,404)	14.40	—
Forfeited	—	—	—
Exercised	—	—	—
Expired	—	—	—
Outstanding as of June 30, 2024	47,963	$112.32	2.96
Issued	—	—	—
Redeemed	—	—	—
Forfeited	—	—	—
Exercised	—	—	—
Expired	—	—	—
Outstanding as of December 31, 2024	47,963	$112.32	1.96

* Retrospectively restated for the 1-for-18 reverse share split on May 1, 2024.